UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                                ------------

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Duma Capital Partners, L.P.
Address:  1370 Avenue of the Americas, 23rd Floor
          New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sangyeup Lee
Title:    Chief Operating Officer
Phone:    (212) 918-1731

Signature, Place and Date of Signing:


       /s/  Sangyeup Lee              New York, NY          February  17, 2009
-------------------------------   --------------------    ----------------------
           [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0
                                          ----------

Form 13F Information Table Entry Total:   8
                                          ----------

Form 13F Information Table Value Total:  $ 28,508
                                         -----------
                                         (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
                                                     DUMA CAPITAL PARTNERS, L.P.
                                                     FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED DECEMBER 31, 2008



                                                         VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED     NONE
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
GRACE W R & CO DEL NEW      COM             38388F108     1,194   200,000  SH         SOLE                  200,000
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GRACE W R & CO DEL NEW      COM             38388F108     1,493   250,000  SH   CALL  SOLE                  250,000
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NEWMONT MINING CORP         COM             651639106       204     5,000  SH         SOLE                    5,000
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SPDR TR                     UNIT SER 1      78462F103     9,024   100,000  SH         SOLE                  100,000
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SPDR TR                     UNIT SER 1      78462F103    13,536   150,000  SH   CALL  SOLE                  150,000
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SPDR GOLD TRUST             GOLD SHS        78463V107     2,596    30,000  SH         SOLE                   30,000
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TEXAS INDS INC              COM             882491103       345    10,000  SH         SOLE                   10,000
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TORCH ENERGY ROYALTY TRUST  UNIT BEN INT    891013104       116    80,221  SH         SOLE                   80,221
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